10. INCOME TAXES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
10. INCOME TAXES

10.           INCOME TAXES

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2011

Loss for the year	$(14,866,359)	$(21,969,902)
Statutory rate	25.0%	26.5%
Expected income tax recovery	(3,716,590)	(5,822,024)
Permanent differences and other	270,521	(22,083)
Difference in foreign tax rates and enacted tax rates	(577,544)	(1,152,540)
Change in valuation allowance	4,353,383	2,014,763
Withholding taxes	-	152,190
Total income tax expense (recovery)	$329,770	$(4,829,694)

Current income tax expense	$-	$152,190
Deferred income tax expense (recovery)	329,770	(4,981,884)
Total income taxes	$329,770	$(4,829,694)

The significant components of the Company’s deferred income tax assets and liabilities are as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2011

Deferred income tax assets:
Non-capital loss carry forward	$18,940,044	$16,310,423
Resource expenditures	9,116,317	6,717,013
Equipment	127,684	76,811
Share issue and legal costs	248,806	318,999
Other	317,704	255,619
	28,750,555	23,678,865
Valuation allowance	(22,362,426)	(18,009,043)
Net deferred income tax assets	$6,388,129	$5,669,822

Deferred income tax liabilities:
Mineral property interests	$(16,110,513)	$(15,062,436)
Net deferred income tax liabilities	$(16,110,513)	$(15,062,436)

Net deferred income tax liabilities	$(9,722,384)	$(9,392,614)

The Company has available for deduction against future taxable income non-capital losses of approximately $30,380,000 (2011: $25,340,000) in Canada, $690,000 (2011: $680,000) in China, $8,860,000 (2011: $8,570,000) in Mongolia, $25,470,000 (2011: $22,000,000) in the United States of America, $580,000 (2011: $400,000) in Australia and $300,000 (2011: $240,000) in Peru. These losses, if not utilized, will expire through 2032. Subject to certain restrictions, the Company also has foreign resource expenditures available to reduce taxable income in future years. The Company has recognized $6,388,129 of deferred tax benefits arising as a result of these losses, resource expenditures, equipment, share issue and legal costs in these financial statements.

The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. As of December 31, 2012, there was no accrued interest or accrued penalties.

The Company files income tax returns in Canada and several foreign jurisdictions. The Company’s Canadian income tax returns from 2004 to 2012 are open. For other foreign jurisdictions, including Mongolia and the U.S., all years remain open.